Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following is a summary of property and equipment, net:

	As of December 31,
	2017	2018
	RMB	RMB
Buildings	1,172,239	1,172,239
Computers and equipment	466,595	571,654
Leasehold improvements	142,827	155,801
Software	38,235	49,146
Furniture and fixtures	20,254	21,054
Motor vehicles	6,356	5,383
Total	1,846,506	1,975,277
Less: Accumulated depreciation	(494,825)	(645,525)
Net book value	1,351,681	1,329,752